Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2015	Sep. 30, 2014		Sep. 29, 2015	Sep. 30, 2014	Dec. 30, 2014		Dec. 31, 2013		Dec. 25, 2012
Revenue	$ 58,648	$ 46,996	[1]	$ 169,961	$ 126,266	$ 174,619	[1]	$ 120,373	[2]	$ 84,158
Restaurant operating costs (excluding depreciation and amortization)
Food and paper cost	18,725	15,754		54,754	41,928	58,260		38,789		26,396
Labor and related expenses	18,292	13,809		51,666	37,362	51,898		35,782		25,831
Occupancy and other operating expenses	9,117	7,159		25,722	19,485	27,184		18,906		12,687
General and administrative expenses	6,104	4,709		17,026	12,129	18,002		12,634		10,254
Offering related expenses	83	445		1,217	445
Depreciation and amortization expense	2,836	2,160		8,163	5,991	8,472		6,008		3,923
Pre-opening costs	635	494		1,342	1,147	1,902		1,754		1,458
Loss on disposal of assets	25	76		58	115	141		15		3
Total operating expenses	55,817	44,606		159,948	118,602	165,859		113,888		80,552
Income from operations	2,831	2,390	[1]	10,013	7,664	8,760	[1]	6,485	[2]	3,606
Other expenses
Interest expense, net	110	279		342	756	909		735		548
Income before income taxes	2,721	2,111		9,671	6,908	7,851		5,750		3,058
Provision for income taxes	522	0		2,089	0	299
Net income	2,199	2,111	[1]	7,582	6,908	7,552	[1]	5,750	[2]	3,058
Less: net income attributable to non-controlling interests	(1,281)	$ (2,111)	[1]	(5,304)	$ (6,908)	(7,584)	[1]	$ (5,750)	[2]	$ (3,058)
Net income attributable to The Habit Restaurants, Inc.	$ 918			$ 2,278		$ (32)	[1]
Class A Common Stock [Member]
Net income attributable to The Habit Restaurants, Inc. per share Class A common stock:
Basic	$ 0.07			$ 0.19		$ 0.00	[1],[3]
Diluted	$ 0.07			$ 0.19		$ 0.00	[1],[3]
Weighted average shares of Class A common stock outstanding
Basic	13,759,754			12,006,932		8,974,550
Diluted	13,762,934			12,013,810		8,974,550

[1]	The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.
[2]	The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.
[3]	All earnings per share information attributable to these historical periods is not comparable to earnings per share information attributable to the Company after the IPO and, as such, has been omitted.